ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization and Business

General – Medical Transcription Billing, Corp. (“MTBC” or the “Company”) is a healthcare information technology company that offers proprietary electronic health records and practice management solutions, together with related business services, to healthcare providers. The Company’s integrated services are designed to help customers increase revenues, streamline workflows and make better business and clinical decisions, while reducing administrative burdens and operating costs. The Company’s services include full-scale revenue cycle management, electronic health records, and other technology-driven practice management services to private and hospital-employed healthcare providers. MTBC has its corporate offices in Somerset, New Jersey and its main operating facilities in Islamabad, Pakistan and Bagh, Pakistan. The Company also has a wholly-owned subsidiary in Poland.

MTBC was founded in 1999 and incorporated under the laws of the State of Delaware in 2001. MTBC Private Limited (or “MTBC Pvt. Ltd.”) is a majority-owned subsidiary of MTBC and was founded in 2004. MTBC owns 99.99% of the authorized outstanding shares of MTBC Pvt. Ltd. and the remaining 0.01% of the shares of MTBC Pvt. Ltd. is owned by the founder and chief executive officer of MTBC.

1.	Organization and Business

General – Medical Transcription Billing, Corp. (“MTBC” or the “Company”) is a healthcare information technology company that offers proprietary electronic health records and practice management solutions, together with related business services, to healthcare providers. The Company’s integrated services are designed to help customers increase revenues, streamline workflows and make better business and clinical decisions, while reducing administrative burdens and operating costs. The Company’s services include full-scale revenue cycle management, electronic health records, and other technology-driven practice management services to private and hospital-employed healthcare providers. MTBC has its corporate offices in Somerset, New Jersey, its main operating facilities in Islamabad, Pakistan and Bagh, Pakistan, as well as 13 small offices in the U.S.

MTBC was founded in 1999 and incorporated under the laws of the State of Delaware in 2001. MTBC Private Limited (or “MTBC Pvt. Ltd.”) is a majority-owned subsidiary of MTBC and was founded in 2004. MTBC owns 99.99% of the authorized outstanding shares of MTBC Pvt. Ltd. and the remaining 0.01% of the shares of MTBC Pvt. Ltd. is owned by the founder and chief executive officer of MTBC.

On April 4, 2014, the Company split its stock 8.65 shares for one. All share data and per-share amounts presented within the consolidated financial statements gives effect to the stock split.

On July 23, 2014, the Company completed its initial public offering (“IPO”) of common stock. The Company sold 4,080,000 shares of common stock at a price to the public of $5.00 per share, generating net proceeds of $16.3 million. The common stock began trading on the NASDAQ Capital Market under the ticker symbol “MTBC.” Of the net proceeds received from the IPO on July 28, 2014, $11.4 million was used to fund the cash portion of the purchase price of three revenue cycle management companies, Omni Medical Billing Services, LLC, (“Omni”), Practicare Medical Management, Inc. (“Practicare”) and CastleRock Solutions, Inc., “(CastleRock”), collectively the (“Acquired Businesses”) and pay for approximately $600,000 of acquisition costs. See Note 4 for additional information.